[USAA(R) logo appears here.]





                                  USAA CAPITAL
                                             GROWTH Fund





                                          [Image appears here.]








                               Semiannual Report


--------------------------------------------------------------------------------
January 31, 2002

Table of CONTENTS
--------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              6

      MANAGERS' COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            12

      FINANCIAL INFORMATION

         Portfolio of Investments                                     13

         Notes to Portfolio of Investments                            23

         Statement of Assets and Liabilities                          24

         Statement of Operations                                      25

         Statements of Changes in Net Assets                          26

         Notes to Financial Statements                                27

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
          EQUITY                     MONEY MARKET                  INDEX
--------------------------------------------------------------------------------
    Aggressive Growth*               Money Market          Extended Market Index

     Capital Growth             Tax Exempt Money Market     Global Titans Index

    Emerging Markets          Treasury Money Market Trust     Nasdaq-100 Index

   First Start Growth             State Money Market           S&P 500 Index

        Growth                --------------------------------------------------
                                     TAXABLE BOND            ASSET ALLOCATION
     Growth & Income          --------------------------------------------------

      Income Stock                    GNMA Trust            Balanced Strategy

     International             High-Yield Opportunities    Cornerstone Strategy

Precious Metals and Minerals            Income           Growth and Tax Strategy

   Science & Technology         Intermediate-Term Bond       Growth Strategy*

     Small Cap Stock               Short-Term Bond           Income Strategy*

          Value               ---------------------------
                                    TAX-EXEMPT BOND
      World Growth            ---------------------------

                                      Long-Term

                                  Intermediate-Term

                                      Short-Term

                                  State Bond/Income     *CLOSED TO NEW INVESTORS
--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:



               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours



               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA CAPITAL GROWTH FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2002, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President and
Vice Chairman of the Board, Christopher
W. Claus, appears here.]                                  "
                                               THE MORE THINGS CHANGE,

                                             THE MORE THEY STAY THE SAME.
                                                          "

--------------------------------------------------------------------------------


               And when it comes to the financial market, this popular saying is 100% correct. During the heady days of the 1990s, pundits declared that the U.S. economy was "recession-proof," that the market was so broad and diversified it could withstand slowdowns in particular sectors. The boom-and-bust cycle, they said, was a thing of the past.

               They were mistaken. If we've learned anything from the current market correction, it's that market cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. The market will always be cyclical--just as tigers will always have stripes.

               This truth presents us with a challenge. During the bull market of the 1990s, investors became accustomed to returns of 20% or better. Because they could count on the market to help them put money away for the future, Americans saved less--only about 1% of their disposable income. Instead, they bought more goods and services, spending between 96% and 99% of their

....CONTINUED
--------------------------------------------------------------------------------


               disposable income. Now we are in a new market cycle, one in which investors have seen the performance of their portfolios drop. Over time, the market is likely to gravitate back to its historical rate of return of about 8% to 10%. But so far, our consumption and saving rates have remained unchanged.

               What does this mean?

               It means that we will not be able to meet our long-term goals by investment returns alone. We must save more and consume less. We should also protect ourselves against extremes in the market by using an asset allocation plan that includes a range of investments. Most of all, we must remain patient and let our plan--as well as our money--work for us.

               On behalf of the entire team at USAA Investments, I would like to thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you, and will continue to work hard on your behalf.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board








               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

6

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA CAPITAL GROWTH FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Capital appreciation.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in equity securities of companies with the prospect of rapidly growing earnings.


--------------------------------------------------------------------------------
                                                  1/31/02         7/31/01
--------------------------------------------------------------------------------
 Net Assets                                   $30.4 Million    $26.5 Million
 Net Asset Value Per Share                         $5.48           $6.30


--------------------------------------------------------------------------------
                  Average Annual Total Returns as of 1/31/02
--------------------------------------------------------------------------------
         7/31/01 TO 1/31/02*        1 YEAR       SINCE INCEPTION ON 10/27/00
               -13.02%              -35.30%                 -37.88%



* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.



               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

....CONTINUED
--------------------------------------------------------------------------------


                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund, the S&P 500 Index, the Russell 2000(R) Index, the Lipper Mid-Cap Growth Funds Average, and the Lipper Mid-Cap Growth Funds Index for the period of 10/27/2000 through 01/31/2002. The data points from the graph are as follows:

              USAA                                 LIPPER MID-    LIPPER MID-CAP
            CAPITAL     S&P 500   RUSSELL 2000     CAP GROWTH      GROWTH FUNDS
          GROWTH FUND    INDEX       INDEX        FUNDS AVERAGE       INDEX
          -----------   -------   ------------    -------------   --------------

10/27/00    $10,000     $10,000      $10,000         $10,000         $10,000
10/31/00     10,000      10,362       10,372           9,883           9,870
11/30/00      7,850       9,545        9,307           8,052           7,806
12/31/00      8,360       9,592       10,106           8,616           8,369
01/31/01      8,470       9,933       10,633           8,828           8,482
02/28/01      6,710       9,028        9,935           7,540           7,210
03/31/01      5,860       8,456        9,449           6,658           6,445
04/30/01      6,600       9,113       10,188           7,583           7,295
05/31/01      6,680       9,174       10,439           7,607           7,354
06/30/01      6,740       8,951       10,799           7,599           7,326
07/31/01      6,300       8,863       10,215           7,147           6,940
08/31/01      5,860       8,309        9,885           6,629           6,475
09/30/01      4,860       7,639        8,554           5,626           5,542
10/31/01      5,120       7,784        9,055           6,017           5,850
11/30/01      5,570       8,382        9,756           6,537           6,331
12/31/01      5,750       8,455       10,358           6,809           6,605
01/31/02      5,480       8,332       10,250           6,581           6,353


                   DATA SINCE INCEPTION ON 10/27/00 THROUGH 1/31/02.



               See the following page for benchmark definitions.


               NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

8

....CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

               - The S&P 500 Index, an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

               - The Russell 2000(R) Index, a widely recognized unmanaged small-cap index consisting of the 2,000 smallest companies within the Russell 3000(R) Index.

               - The Lipper Mid-Cap Growth Funds Average, an average performance level of all mid-cap growth funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

               - The Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category.

MANAGERS'
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


[Photograph of the Portfolio Managers
appears here.]
                                          Left to right: Eric M. Efron, CFA,
                                          and John K. Cabell, Jr., CFA.


--------------------------------------------------------------------------------


HOW DID THE FUND PERFORM IN THE SIX-MONTH PERIOD ENDED JANUARY 31, 2002?

               The USAA Capital Growth Fund had a total return of -13.02%, compared with a return of -8.47% for funds in the Lipper Mid-Cap Growth Funds Index.


WHAT CAUSED THE FUND TO UNDERPERFORM?

               It was a difficult environment given the economy and the events of September 11, 2001, and the Fund was hurt by its exposure to communications and technology. However, we had begun taking steps prior to September 11 to reduce the Fund's holdings in these sectors in an effort to avoid the huge up-and-down moves we've seen in the past few years. While the Fund continues to focus on high-growth companies, we are doing so in a more diversified way, specifically with new investments in financials, services, transportation, and food stocks.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO PAGE 8 FOR THE LIPPER MID-CAP GROWTH FUNDS INDEX DEFINITION.

10

....CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


CAN YOU GIVE SOME EXAMPLES OF HOW YOU'VE REDUCED VOLATILITY?

               A good example is biotechnology. It's still our largest weighting at 8% of the portfolio, but this is down from 12% at the beginning of the period. At the same time, we have added to business services through investments in companies such as SunGard Data Systems, DeVry, and KPMG Consulting. These holdings tend to be less volatile in terms of revenue and earnings patterns. Overall, we are investing in companies with more visible earnings streams, established track records, more mature business models, and more seasoned management teams. We think that, over time, this may provide more consistent returns for investors in the Fund.


WHAT'S YOUR STANCE WITH REGARD TO TECHNOLOGY AND HEALTH CARE?

               In September we increased our exposure to personal computer companies, initiating holdings in Microsoft and Dell Computer, given our positive view of the potential for a PC upgrade cycle. We've moved some assets from telecommunications, where earnings visibility remains poor. We remain overweight in health care given positive demographic trends.




 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-22.

....CONTINUED
--------------------------------------------------------------------------------


ARE YOU OPTIMISTIC ABOUT THE MARKET, LOOKING AHEAD?

               Yes, but considering what we believe will be a slowly evolving recovery, we're likely to have market volatility that decreases with the passage of time as earnings improve. Our weightings reflect a positive view of the economy, society, and the companies we own. We appreciate the continued support of the Fund's shareholders and are confident in our ability to deliver competitive returns over the long term.

12

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


------------------------------------------
              TOP 10 HOLDINGS*
             (% of Net Assets)
------------------------------------------

   IDEC Pharmaceuticals Corp.      2.9%

   Chico's FAS, Inc.               2.3%

   99 Cents Only Stores            2.2%

   Accredo Health, Inc.            1.8%

   Biovail Corp.                   1.8%

   Everest RE Group Ltd.           1.8%

   Express Scripts, Inc.           1.7%

   King Pharmaceuticals, Inc.      1.7%

   Berkshire Hathaway, Inc. "A"    1.5%

   Dollar Tree Stores, Inc.        1.5%

------------------------------------------


                                  ----------------------------------------------
                                                TOP 10 INDUSTRIES*
                                                (% of Net Assets)
                                  ----------------------------------------------

                                    Health Care Distributors & Services   8.5%

                                    Biotechnology                         7.7%

                                    Pharmaceuticals                       7.0%

                                    Semiconductors                        5.0%

                                    Application Software                  3.8%

                                    General Merchandise Stores            3.7%

                                    Property & Casualty Insurance         3.6%

                                    Restaurants                           3.6%

                                    Specialty Stores                      3.3%

                                    Telecommunication Equipment           3.1%

                                  ----------------------------------------------

*Excludes money market instruments.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-22.

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

                COMMON STOCKS (91.2%)

                ADVERTISING (0.2%)
        1,600   TMP Worldwide, Inc.*                                     $    68
--------------------------------------------------------------------------------

                AEROSPACE & DEFENSE (0.2%)
        1,600   Triumph Group, Inc.*                                          54
--------------------------------------------------------------------------------

                AIRLINES (1.4%)
       15,200   Atlantic Coast Airlines Holdings, Inc.*                      416
--------------------------------------------------------------------------------

                APPAREL & ACCESSORIES (1.8%)
        6,900   Coach, Inc.*                                                 318
        7,500   Columbia Sportswear Co.*                                     231
--------------------------------------------------------------------------------
                                                                             549
--------------------------------------------------------------------------------

                APPAREL RETAIL (3.0%)
        5,500   Abercrombie & Fitch Co. "A"*                                 146
       23,250   Chico's FAS, Inc.*                                           696
        2,400   Hot Topic, Inc.*                                              81
--------------------------------------------------------------------------------
                                                                             923
--------------------------------------------------------------------------------

                APPLICATION SOFTWARE (3.8%)
        3,500   Agile Software Corp.*                                         51
        4,800   BARRA, Inc.*                                                 267
        3,200   BEA Systems, Inc.*                                            58
        2,400   HNC Software, Inc.*                                           39
        2,600   Jack Henry & Associates, Inc.                                 57
        3,700   Liberate Technologies, Inc.*                                  31
        2,500   Mercury Interactive Corp.*                                    95
          200   Nassda Corp.*                                                  3
        3,500   Nuance Communications, Inc.*                                  28
        2,300   Numerical Technologies, Inc.*                                 33
        2,300   OpenTV Corp. "A"*                                             14
        2,100   Precise Software Solutions Ltd.*                              52
        6,200   Rational Software Corp.*                                     146
        2,600   Siebel Systems, Inc.*                                         92
        3,900   SpeechWorks International, Inc.*                              48

14

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

        5,300   TIBCO Software, Inc.*                                    $    85
        5,600   Ulticom, Inc.*                                                49
--------------------------------------------------------------------------------
                                                                           1,148
--------------------------------------------------------------------------------

                BANKS (0.8%)
        3,600   SouthTrust Corp.                                              89
        2,600   Wilmington Trust Corp.                                       168
--------------------------------------------------------------------------------
                                                                             257
--------------------------------------------------------------------------------

                BIOTECHNOLOGY (7.7%)
        2,000   Celgene Corp.*                                                55
          700   Cephalon, Inc.*                                               46
        2,600   Charles River Laboratories International, Inc.*               79
        1,000   Genentech, Inc.*                                              49
        5,500   Genzyme Corp.*                                               251
        1,400   Gilead Sciences, Inc.*                                        92
        3,500   Human Genome Sciences, Inc.*                                  98
       14,700   IDEC Pharmaceuticals Corp.*                                  874
        2,700   Invitrogen Corp.*                                            145
        7,000   MedImmune, Inc.*                                             297
        4,800   Millennium Pharmaceuticals, Inc.*                             91
        2,500   Protein Design Labs, Inc.*                                    56
        7,100   Techne Corp.*                                                218
--------------------------------------------------------------------------------
                                                                           2,351
--------------------------------------------------------------------------------

                BROADCASTING & CABLE TV (1.2%)
        2,000   Clear Channel Communications, Inc.*                           92
        3,700   Hispanic Broadcasting Corp.*                                  87
        8,000   Liberty Media Corp. "A"*                                     104
        4,900   Radio One, Inc. "D"*                                          86
--------------------------------------------------------------------------------
                                                                             369
--------------------------------------------------------------------------------

                CASINOS & GAMING (0.6%)
        1,600   Argosy Gaming Co.*                                            59
        1,800   International Game Technology, Inc.*                         119
--------------------------------------------------------------------------------
                                                                             178
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

                COMPUTER HARDWARE (0.6%)
        6,500   Dell Computer Corp.*                                     $   179
--------------------------------------------------------------------------------

                CONSTRUCTION & ENGINEERING (0.3%)
        5,800   Quanta Services, Inc.*                                        77
--------------------------------------------------------------------------------

                CONSUMER FINANCE (0.9%)
        2,100   AmeriCredit Corp.*                                            47
        3,000   Countrywide Credit Industries, Inc.                          119
        3,000   Doral Financial Corp.                                        106
--------------------------------------------------------------------------------
                                                                             272
--------------------------------------------------------------------------------

                DATA PROCESSING SERVICES (0.2%)
        2,400   MedQuist, Inc.*                                               68
--------------------------------------------------------------------------------

                DIVERSIFIED COMMERCIAL SERVICES (1.9%)
        2,500   Advisory Board Co.*                                           82
        2,400   ARAMARK Corp. "B"*                                            61
        3,900   DeVry, Inc.*                                                 119
        8,500   NCO Group, Inc.*                                             192
        2,900   Weight Watchers International, Inc.*                         112
--------------------------------------------------------------------------------
                                                                             566
--------------------------------------------------------------------------------

                DIVERSIFIED FINANCIAL SERVICES (1.6%)
        3,500   Citigroup, Inc.                                              166
        4,700   Principal Financial Group, Inc.*                             119
        4,600   SEI Investments Co.                                          186
--------------------------------------------------------------------------------
                                                                             471
--------------------------------------------------------------------------------

                ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
        5,200   Pemstar, Inc.*                                                57
        2,300   Wilson Greatbatch Technologies, Inc.*                         65
--------------------------------------------------------------------------------
                                                                             122
--------------------------------------------------------------------------------

16

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)
        7,500   DDI Corp.*                                               $    81
       17,400   Flextronics International Ltd.*                              386
        1,700   Plexus Corp.*                                                 41
        8,800   Sanmina-SCI Corp.*                                           129
        4,659   Solectron Corp.*                                              55
        3,800   Symbol Technologies, Inc.                                     59
--------------------------------------------------------------------------------
                                                                             751
--------------------------------------------------------------------------------

                ENVIRONMENTAL SERVICES (1.2%)
        2,800   Stericycle, Inc.*                                            160
        8,000   Waste Connections, Inc.*                                     216
--------------------------------------------------------------------------------
                                                                             376
--------------------------------------------------------------------------------

                GENERAL MERCHANDISE STORES (3.7%)
       18,850   99 Cents Only Stores*                                        671
       13,600   Dollar Tree Stores, Inc.*                                    449
--------------------------------------------------------------------------------
                                                                           1,120
--------------------------------------------------------------------------------

                HEALTH CARE DISTRIBUTORS & SERVICES (8.5%)
       11,450   Accredo Health, Inc.*                                        549
       10,400   AdvancePCS*                                                  321
        4,400   Ameripath, Inc.*                                             132
          500   AMN Healthcare Services, Inc.*                                12
       11,200   Express Scripts, Inc.*                                       513
        3,500   Henry Schein, Inc.*                                          161
        2,500   ICON plc ADR*                                                 65
        2,200   IMPATH, Inc.*                                                 83
          600   Laboratory Corp. of America Holdings*                         49
        6,100   Omnicare, Inc.                                               134
        7,200   Priority Healthcare Corp. "B"*                               212
        9,000   Renal Care Group, Inc.*                                      278
        2,400   Specialty Laboratories, Inc.*                                 64
          800   Unilab Corp.*                                                 17
--------------------------------------------------------------------------------
                                                                           2,590
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

                HEALTH CARE EQUIPMENT (0.7%)
        2,700   American Medical Systems Holdings, Inc.*                 $    56
        4,000   Varian Medical Systems, Inc.*                                158
          600   Wright Medical Group, Inc.*                                   10
--------------------------------------------------------------------------------
                                                                             224
--------------------------------------------------------------------------------

                HEALTH CARE FACILITIES (1.7%)
        2,000   Amsurg Corp. "A"*                                             46
       11,300   Community Health Systems, Inc.*                              266
        4,900   Province Healthcare Co.*                                     170
        2,000   United Surgical Partners*                                     35
--------------------------------------------------------------------------------
                                                                             517
--------------------------------------------------------------------------------

                HEAVY ELECTRICAL EQUIPMENT (0.0%)A
        1,100   Global Power Equipment Group, Inc.*                           12
--------------------------------------------------------------------------------

                HOMEBUILDING (0.4%)
        2,200   Lennar Corp.                                                 122
--------------------------------------------------------------------------------

                HOME IMPROVEMENT RETAIL (0.6%)
        3,900   Home Depot, Inc.                                             195
--------------------------------------------------------------------------------

                HOTELS (1.1%)
        2,000   Four Seasons Hotels, Inc.                                     88
        9,100   Orient Express Hotels Ltd. "A"*                              159
        2,600   Starwood Hotels & Resorts Worldwide, Inc.                     89
--------------------------------------------------------------------------------
                                                                             336
--------------------------------------------------------------------------------

                INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.2%)
        3,500   Accenture Ltd. "A"*                                           90
        3,000   KPMG Consulting, Inc.*                                        50
        2,300   Maximus, Inc.*                                                81
        4,000   SunGard Data Systems, Inc.*                                  120
--------------------------------------------------------------------------------
                                                                             341
--------------------------------------------------------------------------------

                INSURANCE BROKERS (0.3%)
        1,500   Arthur J. Gallagher & Co.                                     49
        1,900   Willis Group Holdings Ltd.*                                   51
--------------------------------------------------------------------------------
                                                                             100
--------------------------------------------------------------------------------

18

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

                INTERNET SOFTWARE & SERVICES (2.3%)
        1,300   Check Point Software Technologies Ltd.*                  $    47
        7,400   DoubleClick, Inc.*                                            84
        1,500   Freemarkets, Inc.*                                            35
        3,900   Openwave Systems, Inc.*                                       25
        6,500   Retek, Inc.*                                                 157
        9,400   VeriSign, Inc.*                                              290
        2,500   webMethods, Inc.*                                             59
--------------------------------------------------------------------------------
                                                                             697
--------------------------------------------------------------------------------

                LIFE & HEALTH INSURANCE (0.2%)
        1,100   Phoenix Companies, Inc.*                                      19
        1,100   Prudential Financial, Inc.*                                   34
--------------------------------------------------------------------------------
                                                                              53
--------------------------------------------------------------------------------

                MANAGED HEALTH CARE (0.9%)
        3,100   Anthem, Inc.*                                                165
        4,600   Orthodontic Centers of America, Inc.*                        119
--------------------------------------------------------------------------------
                                                                             284
--------------------------------------------------------------------------------

                MEAT, POULTRY & FISH (0.2%)
        3,300   Smithfield Foods, Inc.*                                       73
--------------------------------------------------------------------------------

                NETWORKING EQUIPMENT (1.5%)
        2,500   Brocade Communications Systems, Inc.*                         91
       13,100   Cisco Systems, Inc.*                                         259
        4,700   Extreme Networks, Inc.*                                       66
        1,600   Juniper Networks, Inc.*                                       24
          100   NetScreen Technologies, Inc.*                                  2
--------------------------------------------------------------------------------
                                                                             442
--------------------------------------------------------------------------------

                OIL & GAS EXPLORATION & PRODUCTION (1.9%)
        4,620   Apache Corp.                                                 224
        3,600   Burlington Resources, Inc.                                   123
        4,200   EOG Resources, Inc.                                          143
        5,200   Ocean Energy, Inc.                                            88
--------------------------------------------------------------------------------
                                                                             578
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

                OIL & GAS DRILLING (0.3%)
        2,500   CARBO Ceramics, Inc.                                     $    89
--------------------------------------------------------------------------------

                OIL & GAS EQUIPMENT & SERVICES (2.2%)
        8,400   Cal Dive International, Inc.*                                194
        3,400   Cooper Cameron Corp.*                                        145
        1,600   Horizon Offshore, Inc.*                                       12
        4,200   Smith International, Inc.*                                   231
        2,000   Weatherford International, Inc.*                              77
--------------------------------------------------------------------------------
                                                                             659
--------------------------------------------------------------------------------

                PACKAGED FOODS (1.2%)
        4,600   Dean Foods Co.*                                              301
        1,900   Kraft Foods, Inc. "A"                                         70
--------------------------------------------------------------------------------
                                                                             371
--------------------------------------------------------------------------------

                PAPER PRODUCTS (0.2%)
        2,200   Georgia Pacific Corp.                                         55
--------------------------------------------------------------------------------

                PHARMACEUTICALS (7.0%)
        5,000   Allergan, Inc.                                               334
        1,800   American Pharmaceutical Partners, Inc.*                       28
        3,400   Andrx Group*                                                 200
       11,900   Biovail Corp.*                                               559
        3,900   Elan Corp. plc ADR*                                          109
        2,300   Forest Laboratories, Inc.*                                   191
        5,625   Ivax Corp.*                                                  110
       14,400   King Pharmaceuticals, Inc.*                                  524
        1,700   Shire Pharmaceuticals Group plc ADR*                          59
--------------------------------------------------------------------------------
                                                                           2,114
--------------------------------------------------------------------------------

                PROPERTY & CASUALTY INSURANCE (3.6%)
       10,000   ACE Ltd.                                                     389
            6   Berkshire Hathaway, Inc. "A"*                                443
          600   Markel Corp.*                                                116
          800   Progressive Corp.                                            118
          500   XL Capital Ltd. "A"                                           44
--------------------------------------------------------------------------------
                                                                           1,110
--------------------------------------------------------------------------------

20

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

                PUBLISHING & PRINTING (0.2%)
        2,900   Gemstar-TV Guide International, Inc.*                    $    53
--------------------------------------------------------------------------------

                REINSURANCE (1.8%)
        8,000   Everest RE Group Ltd.                                        550
--------------------------------------------------------------------------------

                RESTAURANTS (3.6%)
       11,250   Cheesecake Factory, Inc.*                                    404
        7,400   Krispy Kreme Doughnuts, Inc.*                                295
        6,200   P. F. Chang's China Bistro, Inc.*                            360
        2,000   Ruby Tuesday, Inc.                                            50
--------------------------------------------------------------------------------
                                                                           1,109
--------------------------------------------------------------------------------

                SEMICONDUCTOR EQUIPMENT (1.0%)
        5,500   Cymer, Inc.*                                                 202
        1,900   LogicVision, Inc.*                                            21
        2,000   Novellus Systems, Inc.*                                       85
--------------------------------------------------------------------------------
                                                                             308
--------------------------------------------------------------------------------

                SEMICONDUCTORS (5.0%)
       36,900   Applied Micro Circuits Corp.*                                375
        4,900   ARM Holdings plc ADR*                                         70
        1,900   Broadcom Corp. "A"*                                           81
        3,700   Cree, Inc.*                                                   71
        3,400   Exar Corp.*                                                   80
        2,100   Marvell Technology Group Ltd.*                                84
        3,300   Microtune, Inc.*                                              71
        3,100   PMC-Sierra, Inc.*                                             74
        3,300   RF Micro Devices, Inc.*                                       61
       26,800   TranSwitch Corp.*                                            105
       22,000   Triquint Semiconductor, Inc.*                                242
        3,900   Virage Logic Corp.*                                           76
       10,400   Vitesse Semiconductor Corp.*                                 132
--------------------------------------------------------------------------------
                                                                           1,522
--------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

                SPECIALTY STORES (3.3%)
        8,000   Bed Bath & Beyond, Inc.*                                 $   277
       18,600   Copart, Inc.*                                                420
        7,000   Williams-Sonoma, Inc.*                                       322
--------------------------------------------------------------------------------
                                                                           1,019
--------------------------------------------------------------------------------

                SYSTEMS SOFTWARE (0.9%)
        2,500   Microsoft Corp.*                                             159
        2,500   VERITAS Software Corp.*                                      107
--------------------------------------------------------------------------------
                                                                             266
--------------------------------------------------------------------------------

                TELECOMMUNICATION EQUIPMENT (3.1%)
        4,500   Advanced Fibre Communications, Inc.*                          78
        4,500   Anaren Microwave, Inc.*                                       72
        4,800   CIENA Corp.*                                                  61
        2,400   Comverse Technology, Inc.*                                    51
       11,400   JDS Uniphase Corp.*                                           80
        2,400   Polycom, Inc.*                                                84
        7,000   Powerwave Technologies, Inc.*                                129
        5,400   QUALCOMM, Inc.*                                              238
        5,400   UTStarcom, Inc.*                                             140
--------------------------------------------------------------------------------
                                                                             933
--------------------------------------------------------------------------------

                TRADING COMPANIES & DISTRIBUTORS (0.8%)
        3,500   Fastenal Co.                                                 234
--------------------------------------------------------------------------------

                TRUCKING (0.4%)
        2,000   Heartland Express, Inc.*                                      70
        2,600   Knight Transportation, Inc.*                                  61
--------------------------------------------------------------------------------
                                                                             131
--------------------------------------------------------------------------------

                WIRELESS TELECOMMUNICATION SERVICES (1.1%)
        5,100   Alamosa Holdings, Inc.*                                       34
        7,400   Dobson Communications Corp. "A"*                              46
        3,600   Leap Wireless International, Inc.*                            42
        5,200   Sprint Corp. - PCS Group*                                     85
        6,500   UbiquiTel, Inc.*                                              27

22

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES   SECURITY                                                   (000)
--------------------------------------------------------------------------------

        6,800   US Unwired, Inc. "A"*                                    $    52
        4,600   Western Wireless Corp. "A"*                                   42
--------------------------------------------------------------------------------
                                                                             328
--------------------------------------------------------------------------------
                Total common stocks (cost: $30,952)                       27,730
--------------------------------------------------------------------------------


    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)   SECURITY                                                   (000)
--------------------------------------------------------------------------------

                MONEY MARKET INSTRUMENT (8.5%)

       $2,587   Federal National Mortgage Assoc., Discount Note,
                  1.83%, 2/01/2002 (cost: $2,587)                          2,587
--------------------------------------------------------------------------------

                TOTAL INVESTMENTS (COST: $33,539)                        $30,317
================================================================================

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets. Investments in foreign securities were 9.2% of net assets at January 31, 2002.

          ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Represents less than 0.1% of net assets.

          * Non-income-producing security.





          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


ASSETS

   Investments in securities, at market value
     (identified cost of $33,539)                                     $  30,317
   Cash                                                                      27
   Receivables:
      Capital shares sold                                                    84
      Dividends                                                               3
      Securities sold                                                        53
                                                                      ---------
         Total assets                                                    30,484
                                                                      ---------

LIABILITIES

   Securities purchased                                                      50
   Capital shares redeemed                                                   16
   USAA Investment Management Company                                        15
                                                                      ---------
         Total liabilities                                                   81
                                                                      ---------
            Net assets applicable to capital shares outstanding       $  30,403
                                                                      =========

REPRESENTED BY:

   Paid-in capital                                                    $  42,766
   Accumulated undistributed net investment loss                            (94)
   Accumulated net realized loss on investments                          (9,047)
   Net unrealized depreciation of investments                            (3,222)
                                                                      ---------
            Net assets applicable to capital shares outstanding       $  30,403
                                                                      =========
   Capital shares outstanding                                             5,548
                                                                      =========
   Authorized shares of $.01 par value                                  100,000
                                                                      =========
   Net asset value, redemption price, and offering price per share    $    5.48
                                                                      =========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)


USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)


NET INVESTMENT LOSS

   Income:
      Dividends                                                       $      14
      Interest                                                               25
                                                                      ---------
         Total income                                                        39
                                                                      ---------
   Expenses:
      Management fees                                                       113
      Administrative and servicing fees                                      20
      Transfer agent's fees                                                 107
      Custodian's fees                                                       23
      Postage                                                                 7
      Shareholder reporting fees                                             17
      Directors' fees                                                         3
      Registration fees                                                      45
      Professional fees                                                      33
      Other                                                                   4
                                                                      ---------
         Total expenses before reimbursement                                372
      Expenses reimbursed                                                  (239)
                                                                      ---------
         Net expenses                                                       133
                                                                      ---------
            Net investment loss                                             (94)
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized loss                                                     (5,949)
   Change in net unrealized appreciation/depreciation                     2,573
                                                                      ---------
            Net realized and unrealized loss                             (3,376)
                                                                      ---------
Decrease in net assets resulting from operations                      $  (3,470)
                                                                      =========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)


USAA CAPITAL GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED),
AND YEAR ENDED JULY 31, 2001*


                                                        1/31/2002     7/31/2001*
FROM OPERATIONS                                         ------------------------

   Net investment loss                                  $     (94)    $    (135)
   Net realized loss on investments                        (5,949)       (3,098)
   Change in net unrealized appreciation/depreciation
      of investments                                        2,573        (5,795)
                                                        ------------------------
      Decrease in net assets resulting
         from operations                                   (3,470)       (9,028)
                                                        ------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                               11,693        57,245
   Cost of shares redeemed                                 (4,364)      (21,673)
                                                        ------------------------
      Increase in net assets from capital
         share transactions                                 7,329        35,572
                                                        ------------------------
Net increase in net assets                                  3,859        26,544

NET ASSETS

   Beginning of period                                     26,544             -
                                                        ------------------------
   End of period                                        $  30,403     $  26,544
                                                        ========================
Accumulated undistributed net investment loss:
   End of period                                        $     (94)    $       -
                                                        ========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                              2,129         6,958
   Shares redeemed                                           (794)       (2,745)
                                                        ------------------------
      Increase in shares outstanding                        1,335         4,213
                                                        ========================


* FUND COMMENCED OPERATIONS ON OCTOBER 27, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Capital Growth Fund (the Fund), which commenced operations on October 27, 2000. The Fund's investment objective is capital appreciation.

          A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

              1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

              2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

              3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

28

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


              4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

          D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended January 31, 2002, custodian fee offset arrangements did not affect expenses.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


          E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2002.

30

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2001, the Fund had a post-October deferred capital loss of $3,098,000, which expires in 2002. This loss was recognized for tax purposes on August 1, 2001.


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2002, were $12,550,000 and $5,944,000, respectively.

          The  cost  of  securities,   for  federal  income  tax  purposes,   is
          approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of January 31, 2002, were $3,178,000 and $6,400,000, respectively.


(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional col-

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


          lateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2002.


(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.85% of the Fund's average net assets.

              Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

32

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

       OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
       ----------------------------------------------------------------------
       +/- 1.00% to 4.00%             +/- 0.04%
       +/- 4.01% to 7.00%             +/- 0.05%
       +/- 7.01% and greater          +/- 0.06%

       1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its annual average net assets through November 30, 2002, after the effect of any custodian fee offset arrangements.

          B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


          C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses.

          D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

34

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)


USAA CAPITAL GROWTH FUND
JANUARY 31, 2002 (UNAUDITED)


(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                                             SIX-MONTH
                                          PERIOD ENDED        PERIOD ENDED
                                           JANUARY 31,            JULY 31,
                                          --------------------------------
                                                  2002                2001*
                                          --------------------------------

Net asset value at
   beginning of period                      $     6.30          $    10.00
Net investment loss                               (.02)b              (.04)b
Net realized and
   unrealized loss                                (.80)              (3.66)
                                          --------------------------------
Net asset value at
   end of period                            $     5.48          $     6.30
                                          ================================
Total return (%)                                (13.02)             (37.00)
Net assets at end
   of period (000)                          $   30,403          $   26,544
Ratio of expenses to
   average net assets (%)                         1.00a,c             1.85a,c
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)                             2.80a,c             2.43a,c
Ratio of net investment
   loss to average
   net assets (%)                                 (.71)a              (.84)a
Portfolio turnover (%)                           23.99                8.49


 *  Fund commenced operations on October 27, 2000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.
(c) Reflects total expenses prior to any custodian fee offset arrangement.

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                                                                              35

NOTES
--------------------------------------------------------------------------------

                    DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                    CUSTODIAN   State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

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               FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, in San Antonio 456-7202

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